Financial Instruments - Disclosure of Net Assets and Liabilities (Detail) $ in Thousands, $ in Millions	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Cash	$ 25,000		$ 35,152		$ 34,751
Derivative assets			162
Accounts payable and accrued liabilities	(36,893)		(41,010)
Secured notes payable	(375,517)	$ (299.9)	(374,706)	$ (299.9)
Currency denominated by Canadian dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	11,968		33,703
Derivative assets	731		0
Accounts payable and accrued liabilities	(1,949)		(2,538)
Dunebridge revolving credit facility	0		(31,813)
Secured notes payable	(379,034)		(381,674)
Total	$ (368,284)		$ (382,322)